Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Current Assets:
Cash and cash equivalents	$ 139,184	$ 110,998	$ 136,748
Receivables, less allowances	1,523,027	1,405,843	1,315,997
Inventories, at lower of cost or market	549,942	541,972	508,416
Prepayments and other current assets	203,563	228,352	224,340
Total current assets	2,415,716	2,287,165	2,185,501
Land, buildings and improvements		611,591	567,972
Service equipment and fixtures		1,642,395	1,524,702
Property and Equipment, gross		2,253,986	2,092,674
Less - Accumulated depreciation		(1,276,663)	(1,116,365)
Property and Equipment, net	960,903	977,323	976,309
Goodwill	4,615,402	4,619,987	4,729,474
Other Intangible Assets	1,327,349	1,408,764	1,595,149
Other Assets	967,261	973,867	1,000,921
Assets	10,286,631	10,267,106	10,487,354
Current Liabilities:
Current maturities of long-term borrowings	89,613	65,841	37,462
Accounts payable	804,241	888,969	873,345
Accrued payroll and related expenses		555,894	468,622
Accrued expenses and other current liabilities	1,159,694	1,434,443	1,252,900
Accrued expenses and other current liabilities		878,549	784,245
Total current liabilities	2,053,548	2,389,253	2,163,674
Long-term Borrowings	5,547,928	5,758,229	5,971,305
Deferred Income Taxes and Other Noncurrent Liabilities	975,838	1,047,002	1,207,585
Common Stock Subject to Repurchase and Other	10,177	168,915	177,926
Equity:
Common stock, value	2,501	2,194	2,159
Capital surplus	2,480,459	1,693,663	1,636,128
Accumulated deficit	(438,861)	(479,233)	(444,479)
Accumulated other comprehensive loss	(58,840)	(59,225)	(73,745)
Treasury stock, value	(286,119)	(253,692)	(187,046)
Total ARAMARK Holdings stockholders' equity		903,707	933,017
Noncontrolling interest		0	33,847
Total equity	1,699,140	903,707	966,864
Liabilities and Equity	$ 10,286,631	$ 10,267,106	$ 10,487,354